Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule Maturity of Financial Assets	The following table provides breakdown by maturity of financial assets as at December 31, 2023:
	Carrying amount	Contractual cash flows
		2024	2025	2026	2027	2028	Thereafter
Cash and cash equivalents	$1,669,089	$1,669,089	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	74,942	74,942	—	—	—	—	—
Deferred receivables	8,982	3,347	1,308	1,411	664	549	1,703
Other financial assets	1,629	631	—	—	—	—	998
	$1,754,642	$1,748,009	$1,308	$1,411	$664	$549	$2,701

Schedule of Contractual Maturities of Financial Liabilities	The contractual maturities of financial liabilities as at December 31, 2023 were as follows:
	Carrying amount	Contractual cash flows (undiscounted)	2024	2025	2026	2027	2028	Thereafter
Trade and other payables	$43,626	$43,626	$43,626	$—	$—	$—	$—	$—
Customer and other deposits	1,620	1,620	623	634	50	—	163	150
Satellite performance incentive payments	18,367	22,457	5,549	3,255	3,316	2,533	2,422	5,382
Other financial liabilities	2,389	2,389	2,389	—	—	—	—	—
Indebtedness(1)	3,220,870	3,943,253	249,822	234,839	2,635,564	823,028	—	—
	$3,286,872	$4,013,345	$302,009	$238,728	$2,638,930	$825,561	$2,585	$5,532

(1)      Indebtedness excludes deferred financing costs, prepayment options and loss on repayment.

Schedule of Interest Payable and Interest Payments	The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:
	Interest payable	Interest payments
Satellite performance incentive payments	$96	$4,186
Indebtedness	$21,623	$744,006

Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy	Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:
As at December 31, 2023	Amortized cost	Fair value	Fair value hierarchy
Cash and cash equivalents	$1,669,089	$1,669,089	Level 1
Trade and other receivables	78,289	78,289	(1)
Other current financial assets	631	631	Level 1
Other long-term financial assets	6,633	6,633	Level 1
Trade and other payables	(43,626)	(43,626)	(1)
Other current financial liabilities	(29,061)	(29,300)	Level 2
Other long-term financial liabilities	(14,938)	(14,388)	Level 2
Indebtedness(2)	(3,199,247)	(1,950,811)	Level 2
	$(1,532,230)	$(283,483)
As at December 31, 2022	Amortized cost	Fair value	Fair value hierarchy
Cash and cash equivalents	$1,677,792	$1,677,792	Level 1
Trade and other receivables	41,248	41,248	(1)
Other current financial assets	515	515	Level 1
Other long-term financial assets	10,476	10,476	Level 1
Trade and other payables	(43,555)	(43,555)	(1)
Other current financial liabilities	(48,397)	(49,500)	Level 2
Other long-term financial liabilities	(19,663)	(19,164)	Level 2
Indebtedness(2)	(3,853,151)	(1,684,897)	Level 2
	$(2,234,735)	$(67,085)

(2)      Indebtedness excludes deferred financing costs, prepayment options and loss on prepayment.

Schedule of Calculation of Fair Value of the Indebtednes	The calculation of the fair value of the indebtedness is performed on a recurring basis. The rates used were as follows:
As at December 31	2023	2022
U.S. TLB Facility	63.75%	45.63%
Senior Unsecured Notes	47.31%	29.90%
Senior Secured Notes	59.42%	45.71%
2026 Senior Secured Notes	62.38%	47.02%